Share-based compensation - Summary of Options Granted Under The Plan (Parenthetical) (Detail) - shares shares in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Stock Option [Member]
Disclosure Of Share Options Granted Activity Share Based Payment Arrangement [Line Items]
Number of stock options withheld for tax puposes	79	25